Reserves (Details) - USD ($)		12 Months Ended
	Feb. 27, 2024	Jun. 30, 2024	Jun. 07, 2024	Jun. 30, 2023
Reserves [Line Items]
Shares issued to directors and management		80,994,098		100
Booked amount	$ 9,880,682	$ 182,534
Director [Member]
Reserves [Line Items]
Shares issued to directors and management			50,765